Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity.
Schedule of remuneration of subordinated notes

					June 30, 2023		June 30, 2022
Initial issue	Initial	Initial	Initial	Rate	(in millions of	(in millions of	(in millions of	(in millions of
date	nominal	nominal	currency		currency)	euros)	currency)	euros)
	value	value
	(in millions	(in millions
	of currency)	of euros)
2/7/2014	1,000	1,000	EUR	5.25%	(60)	(60)	(53)	(53)
10/1/2014	1,250	1,250	EUR	5.00%	—	—	—	—
10/1/2014	600	771	GBP	5.75%	—	—	(24)	(29)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(9)	(9)
10/15/2020	700	700	EUR	1.75%	—	—	—	—
5/11/2021	500	500	EUR	1.38%	(7)	(7)	(7)	(7)
4/18/2023	1,000	1,000	EUR	5.38%	—	—	—	—
Subordinated notes remuneration classified in equity						(100)		(121)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2022 and paid in 2023						(2)		—
Subordinated notes remuneration paid						(102)		(121)

Schedule of translation adjustment

(in millions of euros)	June 30, 2023	June 30, 2022
Gain (loss) recognized in other comprehensive income during the period	(65)	(33)
Reclassification to net income for the period	1	(4)
Total translation adjustments	(65)	(37)

Schedule of non-controlling interests

(in millions of euros)	June 30, 2023	June 30, 2022
Dividends paid to non-controlling interests (1)	374	277
o/w Sonatel group	202	185
o/w Orange Côte d'Ivoire group	53	—
o/w Orange Polska group	51	35
o/w Médi Telecom and its subsidiaries	34	33
o/w Jordan Telecom group	25	17

(1)  Of which 222 million euros in dividends paid out at June 30, 2023 and 177 million euro at June 30, 2022.

(in millions of euros)	June 30, 2023	December 31, 2022
Credit part of equity attributable to non-controlling interests (a)	3,031	3,183
o/w Orange Polska group	1,269	1,250
o/w Sonatel group	836	907
o/w Orange Côte d'Ivoire group	215	253
o/w Orange Romania and its subsidiaries	192	217
o/w Jordan Telecom group	176	193
o/w Orange Belgium group	154	155
o/w Médi Telecom and its subsidiaries	124	140
Debit part of equity attributable to non-controlling interests (b)	(11)	(11)
Total equity attributable to non-controlling interests (a) + (b)	3,019	3,172